UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings
                                                 entries.
Institutional Investment Manager Filing this Report.

Name:             Icahn & Co., Inc.
Address:          1 Wall Street Court
                  New York, NY  10005

File 13F File Number:  28-3010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gail Golden
Title:   Assistant Secretary
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Gail Golden                 New York, New York                       5/11/00
[Signature]                        [City, State]                          [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
                                        1

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                1

Form 13F Information Table Value Total:                                $99,792
                                                                     (thousands)





List of Other Included Managers:  None


                                            FORM 13F INFORMATION TABLE
                                        AS OF MARCH 31, 2000 (SEC USE ONLY)
                                   NAME OF REPORTING MANAGER:  ICAHN & CO., INC.

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS
VOTING

Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE
AUTHORITY

NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V
(SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined  (c)

                                                            (a)        in In- Shared               (a)        (b)
                (c)
                                                            Sole       str. V Other                Sole       Shared
                None



Nabisco Group   Com        62952P102  99,792     8,272,900  X                            Sole      8,272,900
Hold.